Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Property And Equipment
Amortization capitalized	$ 1,251,391	$ 833,027
Amortization expense	$ 750,916	$ 180,015